SCHEDULE OF INVESTMENTS (000)*

June 30, 2019 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

COMMON STOCK

Australia — 5.7%

Australian Pharmaceutical Industries Ltd.	902,290	$838

Beach Energy Ltd.	203,870	287

Breville Group Ltd.	18,746	215

Charter Hall Group[1]	33,327	254

Charter Hall Long Whale REIT[1]	59,403	209

CSR Ltd.	80,847	222

Downer EDI Ltd.	37,539	183

Genworth Mortgage Insurance Australia Ltd.	91,175	180

Inghams Group Ltd.	95,673	270

Metcash Ltd.	258,027	467

Sandfire Resources NL	151,876	716

		3,841

Belgium — 0.2%

AGFA-Gevaert NV2	40,068	156

Brazil — 2.5%

Enauta Participacoes S.A.	58,800	195

Qualicorp Consultoria e Corretora de Seguros S.A.	153,900	929

Transmissora Alianca de Energia Eletrica S.A.	77,000	548

		1,672

Canada — 5.1%

AGF Management Ltd., Class B	185,758	738

Artis Real Estate Investment Trust, Class Trust Unit[1]	19,363	172

Canfor Pulp Products Inc.	49,342	405

Dream Global Real Estate Investment Trust[1]	46,900	489

Just Energy Group Inc.	81,613	351

Medical Facilities Corp.	25,378	240

Parex Resources Inc.[2]	25,000	401

TransAlta Renewables Inc.	37,500	396

Transcontinental Inc., Class A	17,176	191

		3,383

China — 5.5%

Changyou.com Ltd. ADR	14,800	142

China Aoyuan Group Ltd.	255,000	359

China Overseas Grand Oceans Group Ltd.	895,000	394

China South City Holdings Ltd.	1,212,000	178

Huaxin Cement Co. Ltd., Class B	596,140	1,382

Lao Feng Xiang Co. Ltd., Class B	63,176	222

Yuexiu Property Co. Ltd.	4,404,000	998

		3,675

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2019 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

Denmark — 1.7%

GN Store Nord A	5,170	$242

Royal Unibrew A	3,968	290

Scandinavian Tobacco Group A	15,929	186

Topdanmark A	7,126	402

		1,120

France — 0.5%

Air France-KLM[2]	16,588	159

Gaztransport Et Technigaz S.A.	1,471	148

		307

Germany — 2.5%

Corestate Capital Holding S.A.[2]	5,889	201

Deutsche Pfandbriefbank AG	23,265	280

Deutz AG	24,112	235

DWS Group GmbH & Co. KGaA	4,218	148

Salzgitter AG	7,822	224

Wuestenrot & Wuerttembergische AG	27,897	600

		1,688

Greece — 0.6%

Motor Oil Hellas Corinth Refineries SA	16,974	434

Hong Kong — 0.3%

K Wah International Holdings Ltd.	327,000	191

Indonesia — 0.6%

Indo Tambangraya Megah Tbk PT	240,800	299

Media Nusantara Citra	1,833,600	135

		434

Italy — 5.1%

Azimut Holding SpA	37,635	725

Banca Mediolanum SpA	43,166	318

BPER Banca	146,905	599

Immobiliare Grande Distribuzione SIIQ SpA[1]	68,525	452

OVS SpA[2]	236,262	406

Unipol Gruppo SpA	190,234	927

		3,427

Japan — 17.1%

Adastria Co. Ltd.	42,200	905

Akatsuki Inc.	3,400	184

Canon Marketing Japan Inc.	13,800	302

Cosmo Energy Holdings Co. Ltd.	20,300	460

Daiho Corp.	6,800	171

EDION Corp.	22,900	213

GungHo Online Entertainment Inc.	33,090	919

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2019 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

Japan — (continued)

Haseko Corp.	100,700	$1,022

Heiwa Real Estate Co. Ltd.	10,000	205

JVC Kenwood Corp.	177,700	414

Kanamoto Co. Ltd.	8,900	231

Kandenko Co. Ltd.	34,100	285

Kumagai Gumi Co. Ltd.	15,000	445

Makino Milling Machine Co. Ltd.	5,300	215

Meitec Corp.	5,900	304

Mixi Inc.	31,800	639

NET One Systems Co. Ltd.	21,600	597

Nihon Unisys Ltd.	4,800	162

Nishimatsu Construction Co. Ltd.	10,600	205

Shinmaywa Industries Ltd.	20,600	262

Ship Healthcare Holdings Inc.	14,200	614

Showa Corp.	36,600	494

Sumitomo Forestry Co. Ltd.	18,100	217

Toei Animation Co. Ltd.	4,600	214

Toho Holdings Co. Ltd.	11,400	256

Towa Pharmaceutical Co. Ltd.	22,800	580

Unipres Corp.	11,900	196

Ushio Inc.	21,100	273

Valor Co. Ltd.	12,600	262

Yuasa Trading Co. Ltd.	6,200	173

		11,419

Malaysia — 0.3%

George Kent Malaysia BHD	635,200	174

Mexico — 2.1%

Concentradora Fibra Danhos S.A. de CV1	325,300	434

Macquarie Mexico Real Estate Management SA de CV1	861,100	982

		1,416

Netherlands — 3.9%

ASR Nederland NV	26,898	1,093

Koninklijke BAM Groep NV	141,255	626

Koninklijke Volkerwessels NV	19,845	398

Signify NV	16,081	475

		2,592

Norway — 3.0%

Aker ASA, Class A	2,968	171

Austevoll Seafood ASA	17,156	180

Salmar ASA	9,296	405

SpareBank 1 Nord Norge	72,061	574

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2019 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

Norway — (continued)

SpareBank 1 SMN	57,941	$664

		1,994

Singapore — 1.5%

Yanlord Land Group Ltd.	1,033,000	986

South Africa — 1.0%

African Rainbow Minerals Ltd.	37,590	488

Astral Foods Ltd.	17,053	188

		676

South Korea — 5.0%

DGB Financial Group Inc.	45,940	325

Hyosung Corp.	11,196	705

LF Corp.	8,941	178

LG International Corp.	14,392	222

Meritz Securities Co. Ltd.	142,370	661

Osstem Implant Co. Ltd.[2]	2,704	176

Partron Co. Ltd.	49,476	762

SFA Engineering Corp.	9,663	338

		3,367

Sweden — 6.8%

Axfood AB	27,319	541

Bilia AB, Class A	52,844	478

Cloetta AB, Class B	63,570	207

Dios Fastigheter AB	21,063	156

Hemfosa Fastigheter AB	62,049	587

Lindab International AB	14,426	166

Nobina AB	29,562	183

Nyfosa AB2	62,049	389

Peab AB	64,534	552

SAS AB2	133,221	178

SSAB AB, Class B	246,169	751

Sweco AB, Class B	6,171	169

Wihlborgs Fastigheter AB	14,657	213

		4,570

Switzerland — 2.0%

Galenica AG2	8,390	421

PSP Swiss Property AG	6,304	737

Sunrise Communications Group AG	2,703	202

		1,360

Taiwan — 6.8%

Accton Technology Corp.	164,000	697

Coretronic Corp.	198,000	278

King Yuan Electronics Co. Ltd.	693,000	600

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2019 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

Taiwan — (continued)

Makalot Industrial Co. Ltd.	147,000	$994

Radiant Opto-Electronics Corp.	353,000	1,186

Simplo Technology Co. Ltd.	96,000	776

		4,531

Thailand — 1.4%

AP Thailand	827,000	211

Major Cineplex Group	357,300	341

Supalai	491,900	377

		929

Turkey — 1.0%

Soda Sanayii AS	228,968	252

Tekfen Holding AS	98,798	442

		694

United Kingdom — 11.6%

Bellway PLC	4,638	164

C&C Group PLC	251,563	1,141

Cineworld Group PLC	80,452	259

Dixons Carphone PLC	172,029	239

Evraz PLC	144,401	1,223

Firstgroup PLC[2]	147,808	183

Galliford Try PLC	26,658	213

Go-Ahead Group PLC	7,805	196

Greggs PLC	20,998	612

Hikma Pharmaceuticals PLC	25,847	566

Keller Group PLC	37,467	292

Northgate PLC	161,544	713

Petrofac Ltd.	67,087	367

Phoenix Group Holdings PLC	63,179	570

Redrow PLC	23,966	166

Serco Group PLC[2]	129,928	238

Softcat PLC	19,804	244

Stagecoach Group PLC	103,020	166

Tate & Lyle PLC	23,814	223

		7,775

Total Common Stock

(Cost $62,969) — 93.8%		62,811

EXCHANGE TRADED FUNDS

iShares MSCI India Small-Cap ETF	4,800	185

VanEck Vectors India Small-Cap Index ETF	36,839	1,398

Vanguard FTSE All-World ex-US Small-Cap ETF	5,777	608

Total Exchange Traded Funds

(Cost $2,422) — 3.3%		2,191

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2019 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

PREFERENCE STOCK

Brazil — 0.4%

Banco do Estado do Rio Grande do Sul ‡	45,800	$286

Total Preference Stock

(Cost $259) — 0.4%		286

SHORT-TERM INVESTMENT

Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 2.270% **	1,376,365	1,376

Total Short-Term Investment

(Cost $1,376) — 2.1%		1,376

Total Investments — 99.6%

(Cost $67,026)		66,664

Other Assets in Excess of Liabilities — 0.4%		298,636

Net Assets — 100.0%		$66,963

*	Except for share data.
**	The rate reported is the 7-day effective yield as of June 30, 2019.
‡	There is currently no rate available.
1	Real Estate Investment Trust.
2	Non-income producing security.

SCHEDULE OF INVESTMENTS (concluded)

June 30, 2019 (Unaudited)

The table below sets forth information about the Level within the fair value hierarchy at which the Fund’s investments are measured as of June 30, 2019:

Investments in Securities	Level 1 (000)	Level 2† (000)	Level 3 (000)	Total (000)
Common Stock
Australia	$209	$3,632	$—	$3,841
Belgium	—	156	—	156
Brazil	1,672	—	—	1,672
Canada	3,383	—	—	3,383
China	142	3,532	—	3,675
Denmark	186	934	—	1,120
France	—	307	—	307
Germany	801	887	—	1,688
Greece	434	—	—	434
Hong Kong	—	191	—	191
Indonesia	—	434	—	434
Italy	—	3,427	—	3,427
Japan	—	11,419	—	11,419
Malaysia	—	174	—	174
Mexico	1,416	—	—	1,416
Netherlands	399	2,193	—	2,592
Norway	—	1,994	—	1,994
Singapore	—	986	—	986
South Africa	188	488	—	676
South Korea	—	3,367	—	3,367
Sweden	389	4,181	—	4,570
Switzerland	—	1,360	—	1,360
Taiwan	—	4,531	—	4,531
Thailand	—	929	—	929
Turkey	251	442	—	694
United Kingdom	1,117	6,659	—	7,775

Total Common Stock	10,588	52,223	—	62,811

Exchange Traded Funds	2,191	—	—	2,191

Preference Stock	286	—	—	286

Short-Term Investment	1,376	—	—	1,376

Total Investments in Securities	$14,441	$52,223	$—	$66,664

†

Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading, or due to “Foreign Line” securities using “Local Line” prices, or due to markets being closed.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures. As of June 30, 2019, securities with a value of $25,684 (000), which represented 38.5% of the net assets of the Fund, transferred from Level 1 to Level 2 since the prior fiscal year end, primarily due to market movements following the close of local trading that did not trigger the fair valuation of certain securities as of fiscal year end, but triggered fair valuation as of the end of the period.

As of June 30, 2019, there were no transfers into Level 3 investments in securities.

Amounts designated as “—” are $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-006-1000